Defined Benefit Plan, Amounts Recognized in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	¥ (120,296)	¥ (124,517)
Asset for employees' retirement benefits	13,081	57
Net amount recognized	¥ (107,215)	¥ (124,460)